Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Cash and cash equivalents	$ 146,107	$ 193,902	$ 165,224	$ 89,948	$ 44,339	$ 28,854
Receivables, net	118,074	102,874		93,932
Inventories (Note 3)	416,282	381,949		370,492
Prepaids and other current assets	34,102	40,569		42,275
Total current assets	714,565	719,294		596,647
Long-term assets:
Goodwill (Note 4)	637,394	625,241		624,753
Brands (Note 4)	720,000	720,000		720,000
Other intangible assets, net (Note 4)	151,550	147,224		154,370
Property, plant and equipment, net	192,808	193,428		199,581
Deferred financing fees, net	12,173	14,129		18,411
Other long-term assets	7,225	5,767		4,332
Total long-term assets	1,721,150	1,705,789		1,721,447
Total assets	2,435,715	2,425,083		2,318,094
Current liabilities:
Accounts payable	137,372	98,662		95,904
Accrued payroll and related liabilities	30,094	25,656		22,277
Accrued interest (Note 5)	1,768	13,372		14,552
Current portion, long-term debt (Note 5)	1,592	28,070		1,724
Deferred revenue and other current liabilities	71,046	69,065		65,162
Total current liabilities	241,872	234,825		199,619
Long-term liabilities:
Long-term debt (Note 5)	900,290	1,030,429		1,058,085
Deferred tax liabilities, net	286,899	288,015		288,894
Other long-term liabilities	35,064	33,950		39,520
Total long-term liabilities	1,222,253	1,352,394		1,386,499
Total liabilities	1,464,125	1,587,219		1,586,118
Preferred stock, $0.001 par value, 60,000 shares authorized: Series A, 30,500 shares designated, 30,134 shares issued, 29,867 shares outstanding and 267 shares held in treasury at December 31, 2010		218,381		197,742
Common stock, $0.001 par value, 150,000 shares authorized:
Paid-in-capital	710,480	451,728		448,556
Retained earnings	261,088	171,224		95,263
Treasury stock, at cost	(2,277)	(2,277)		(2,474)
Accumulated other comprehensive income (loss)	2,194	(1,280)		(7,199)
Total stockholders' equity	971,590	619,483	602,181	534,234
Total liabilities and stockholders' equity	2,435,715	2,425,083		2,318,094
Class A Common Stock
Common stock, $0.001 par value, 150,000 shares authorized:
Common stock	91	60	60	60	60	60
Total stockholders' equity	91	60	60	60
Class B Common Stock
Common stock, $0.001 par value, 150,000 shares authorized:
Common stock	14	28	28	28	28	28
Total stockholders' equity	$ 14	$ 28	$ 28	$ 28